united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22440

Alternative Strategies Fund

(Exact name of registrant as specified in charter)

520 Madison Avenue New York, NY 10022

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 06/30/18

Date of reporting period: 09/30/17

Item 1. Schedule of Investments.

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	COMMON STOCK - 32.13%
	DIVERSIFIED FINANCIAL SERVICES - 0.00%
37,606	Arlington Asset Investment Corp.	$ 478,724

	INVESTMENT COMPANIES - 17.00%
23,982	Ares Capital Corp.	393,065
51,848	FS Investment Corp.	438,116
22,727	Horizon Technology Finance Corp.	252,497
2,500	Monroe Capital Corp.	357,750
37,680	OFS Capital Corp.	496,246
35,681	PennantPark Floating Rate Capital Ltd.	516,661
50,975	PennantPark Investment Corp.	382,822
56,240	Prospect Capital Corp.	377,933
23,175	Saratoga Investment Corp.	498,726
23,888	Solar Senior Capital Ltd.	411,590
11,588	TPG Specialty Lending, Inc.	242,884
		4,368,290
	OIL & GAS - 1.95%
15,848	Antero Midstream Partners LP	499,687

	PIPELINES - 13.18%
14,896	DCP Midstream Partners LP	515,998
22,900	Enbridge Energy Partners LP	365,942
13,034	Energy Transfer Partners LP	238,392
18,818	Enterprise Products Partners LP	490,585
6,837	EQT Midstream Partners LP	512,570
7,429	Magellan Midstream Partners LP	527,905
14,304	Western Gas Partners LP	733,509
		3,384,901

	TOTAL COMMON STOCK (Cost - $9,395,026)	8,731,602

	MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 12.88%
11,368	CorEnergy Infrastructure Trust, Inc.	401,859
35,052	Dynex Capital, Inc.	254,828
12,848	Gramercy Property Trust *	388,652
24,353	Independence Realty Trust, Inc.	247,670
34,755	Invesco Mortgage Capital, Inc.	595,353
57,640	New York Mortgage Trust, Inc.	354,486
50,198	Orchid Island Capital, Inc.	511,518
55,069	Two Harbors Investment Corp.	555,095
	TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (Cost - $2,908,531)	3,309,461

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS - 36.26%
101,940	Griffin Capital Essential Asset II + #	$ 986,170
114,810	Griffin Health Care III + #	945,974
170,164	Hines Global REIT, Inc. + #	1,733,249
126,288	Northstar Real Estate Income II + #	1,405,443
135,627	Phillips Edison Grocery Center REIT I, Inc. + #	1,383,247
141,402	Steadfast Income REIT, Inc. + #	1,638,863
125,573	Strategic Storage Trust, Inc. + #	1,222,637
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $8,570,436)	9,315,583

	SENIOR COMMON STOCK - 0.03%
6,740	Pacific Office Properties Trust, Inc. + #	8,762
	TOTAL SENIOR COMMON STOCK (Cost - $67,400)

	CLOSED-END FUNDS - 3.21%
44,527	Kayne Anderson Energy Total Return Fund	495,140
32,269	Oxford Lane Capital Corp.	329,144
	TOTAL CLOSED-END FUNDS (Cost - $895,323)	824,284

	PRIVATE INVESTMENTS - 12.11%
	BUSINESS DEVELOPMENT - 8.18%
104,572	Corporate Capital Trust, Inc. + #	932,786
142,186	HMS Income Fund, Inc. + #	1,168,768
		2,101,554
	LAND DEVELOPMENT - 3.93%
36,635	Walton Kimberlin Heights LP *+ #	340,705
10,752	Walton Sherwood Acres LP *+ #	99,994
10,752	Walton US Land Fund 1 LP *+ #	99,994
19,855	Walton US Land Fund 2 LP * + #	138,588
37,655	Walton US Land Fund 3 LP *+ #	331,364
		1,010,645
	TOTAL PRIVATE INVESTMENTS (Cost - $3,435,056)	3,112,199

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Shares		Value
SHORT-TERM INVESTMENT - 1.14%
293,443	Goldman Sachs Financial Square Funds - Government Fund, 0.91% ^	$ 293,443
TOTAL SHORT-TERM INVESTMENT (Cost - $293,443)

	TOTAL INVESTMENTS - 97.76% (Cost - $25,565,215) (a)	$ 25,595,334
	OTHER ASSETS LESS LIABILITIES - 2.24%	93,130
	NET ASSETS - 100.00%	$ 25,688,464

* Non-income producing.
+ Illiquid security. Total illiquid securities represents 46.82% of net assets as of September 30, 2017.
# Fair Value estimated using fair value procedures adopted by the Board of Trustees.
Total Value of such securities is $12,319,173 or 46.82% of net assets. See Note 2 of the
Notes to Financial Statements.
^ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2017.
LLC - Limited Liability Company
LP - Limited Partnership

(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $26,224,367 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,037,578
	Unrealized depreciation:	(1,666,312)
	Net unrealized depreciation:	$ (628,734)

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price.  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Fund, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -As noted above, the fair value team is composed of one or more representatives from each of the (i) Fund, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund invests in some securities which are not traded and the fair value team has established a methodology for fair value of each type of security. Generally, REITs are publicly registered but not traded. When the REIT is in the public offering period, the Fund values the REIT at cost. The Fund generally purchases REITs at NAV or without a commission. However, start-up REITs amortize a significant portion of their start-up costs and therefore potentially carry additional risks that may impact valuation should a REIT be unable to raise sufficient capital and execute its business plan. As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented. Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period. Once a REIT closes to new investments, the Fund values the security based on the movement of an appropriate market index or traded comparable until the REIT issues an updated market valuation. Additionally, certain other non-publicly traded investments held by the Fund are valued based on the movement of an appropriate benchmark or company provided market valuation. The private investments are monitored for any independent audits of the security or impairments reported on the potential value of the security and the fair value is generally adjusted to depreciation in the case of hard assets. The Valuation Committee meets frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for the Fund's assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 8,731,602	$ -	$ -	$ 8,731,602
Mortgage REITS	3,309,461	-	-	3,309,461
REITS	-	9,315,583	-	9,315,583
Senior Common Stock	-	-	8,762	8,762
Closed-End Funds	824,284	-	-	824,284
Private Investments	-	2,101,554	1,010,645	3,112,199
Short Term Investment	293,443	-	-	293,443
Total	$ 13,158,790	$ 11,417,137	$ 1,019,407	$ 25,595,334

There were no transfers into or out of Level 1, Level 2 and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

		Private Investments	Senior Common Stock	Total
Beginning Balance		$ 1,010,645	$ 7,414	$ 1,018,059
Total realized gain (loss)		-	-	-
Change in Appreciation (Depreciation)		(120,719)	1,348	(119,371)
Cost of Purchases		-	-	-
Proceeds from Sales & Return of Capital		-	-	-
Accrued Interest		-	-	-
Net transfers in/out of level 3		-	-	-
Ending Balance		$ 889,926	$ 8,762	$ 898,688

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alternative Strategies Fund

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/28/2017

By (Signature and Title)

/s/Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 11/28/2017